Inventories - Summary of Inventories (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 2,275	$ 1,956
Work-in-process	1,140	949
Finished goods	5,137	4,505
Total inventories	$ 8,552	$ 7,410